Investments in equity method investees - Additional details (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Investments in equity investees
Dividends declared			¥ 10,519
Carrying value of equity method investments	¥ 203,131	$ 28,133	¥ 207,380	¥ 219,642
Equity method investments, publicly traded
Investments in equity investees
Carrying value of equity method investments	26,519
Market value of equity method investments	28,364
Undistributed earnings	¥ 47,770